Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8—Commitments and Contingencies

Contingencies

The Company is not a party to any other legal proceeding or aware of any other threatened action as of the date of this report.

Employment Agreements

The Company has entered into employment agreements with certain executive officers and certain other key employees. Generally, the terms of these agreements provide that, if the Company terminates the officer or employee other than for cause, death or disability, or if the officer terminates his or her employment with the Company for good cause, the officer shall be entitled to receive certain severance compensation and benefits as described in each such agreement.

Note 9 – Commitments and Contingencies

Contingencies

The Company is not a party to any legal proceeding or aware of any threatened action as of the date of this report.

Employment Agreements

The Company has entered into employment agreements with certain executive officers and certain other key employees. Generally, the terms of these agreements provide that, if the Company terminates the officer or employee other than for cause, death or disability, or if the officer terminates his or her employment with the Company for good cause, the officer shall be entitled to receive certain severance compensation and benefits as described in each such agreement.